Pioneer AMT-Free
Municipal Fund

Schedule of Investments | March 31, 2020

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Schedule of Investments | 3/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 96.3%
	MUNICIPAL BONDS - 96.3% of Net Assets(a)
	Arizona - 0.1%
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	$ 145,575
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,043
1,000,000	Maricopa County Pollution Control Corp., Southern California Education Co., Series A, 5.0%, 6/1/35	1,006,420
	Total Arizona	$1,161,038
	California - 7.6%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$7,449,000
16,695,000(c)(d)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	11,800,694
20,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	4,423,000
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,041,053
6,400,000	California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	9,136,832
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,756,630
5,000,000(e)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	6,215,550
12,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	11,715,000
3,000,000	Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	3,879,180
2,180,000(e)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,776,295
5,000,000(e)	San Diego Unified School District, Series R2, 0.0%, 7/1/40	5,253,500
3,500,000	San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	4,137,490
7,000,000(e)	State of California, 3.0%, 10/1/49	7,195,020
5,000,000	University of California, Series AV, 5.0%, 5/15/35	6,131,250
	Total California	$89,910,494
	Colorado - 1.5%
2,500,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/26	$2,524,825
1,250,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/34	1,261,413
1,000,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/41	1,008,480
2,000,000	Regional Transportation District, Denver Trans Partners, 6.5%, 1/15/30	2,022,260
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/38	5,714,450
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/39	5,683,900
	Total Colorado	$18,215,328
	Connecticut - 0.4%
3,000,000(e)	Metropolitan District, 3.0%, 3/1/29	$3,100,350
2,000,000	Mohegan Tribal Finance Authority, Connecticut Tribal Economic Development, 7.0%, 2/1/45 (144A)	2,017,080
	Total Connecticut	$5,117,430
	Delaware - 0.4%
4,975,000	Delaware State Economic Development Authority, Facility-Indian River Power, 5.375%, 10/1/45	$4,954,453
	Total Delaware	$4,954,453
	District of Columbia - 1.4%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,412,500
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	5,766,600
	Total District of Columbia	$16,179,100
	Florida - 8.9%
2,935,000	Broward County FL Water & Sewer Utility Revenue, 3.0%, 10/1/41	$3,061,146
1,000,000	Central Florida Expressway Authority, 5.0%, 7/1/39	1,186,520
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,384,120
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	2,907,645
6,145,000	County of Hillsborough FL Utility Revenue, 3.0%, 8/1/41	6,344,282
5,375,000	County of Hillsborough FL Utility Revenue, 3.0%, 8/1/36	5,687,825
4,500,000	County of Hillsborough FL Utility Revenue, 3.0%, 8/1/37	4,727,340
10,000,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.0%, 10/1/49	10,235,500
15,000,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.0%, 10/1/49	16,770,600
2,500,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,602,950
4,645,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,816,029
3,000,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A, 6.0%, 8/15/36	3,038,580
1,390,000	Florida Development Finance Corp., Renaissance Charter School, Series A, 6.0%, 9/15/30	1,405,193
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,710,017
3,400,000(b)	St. Johns County Industrial Development Authority, Presbyterian Retirement, Series A, 6.0%, 8/1/45	3,456,542
14,000,000	State of Florida Department of Transportation Turnpike System Revenue, 3.0%, 7/1/49	14,321,720
4,645,000(e)	State of Florida, Department Transportation Right of Way, 3.25%, 7/1/37	4,959,699
7,660,000(e)	State of Florida, Department Transportation Right of Way, 4.0%, 7/1/39	8,820,490
	Total Florida	$104,436,198
	Georgia - 3.5%
1,500,000	Brookhaven Development Authority, 3.0%, 7/1/46	$1,483,800
1,000,000	Brookhaven Development Authority, 4.0%, 7/1/44	1,076,010
12,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	12,880,080
2,040,000(e)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,182,718

Principal Amount USD ($)		Value
	Georgia - (continued)
2,870,000(e)	County of Fulton, Library Bond, 3.5%, 7/1/39	$3,097,821
4,790,000(e)	County of Fulton, Library Bond, 4.0%, 7/1/40	5,319,103
4,000,000	Forsyth County Water & Sewerage Authority, 3.0%, 4/1/44	4,170,440
2,000,000	Main Street Natural Gas, Inc., Series A, 4.0%, 5/15/39	2,011,940
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	5,378,550
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	3,031,243
	Total Georgia	$40,631,705
	Illinois - 2.8%
1,000,000	Illinois Finance Authority, American Water Capital Corp., Project, 5.25%, 5/1/40	$1,001,900
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	1,093,770
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,777,275
5,000,000	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,557,700
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,681,800
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,430,388
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,238,980
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	10,164,479
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,119,730
4,130,000(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.0%, 7/1/26	5,046,654
	Total Illinois	$33,112,676
	Indiana - 0.3%
3,000,000	Indiana University, Series A, 4.0%, 6/1/42	$3,246,150
	Total Indiana	$3,246,150
	Louisiana - 0.6%
6,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,157,740
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	432,644
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	541,700
	Total Louisiana	$7,132,084
	Maine - 0.9%
4,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$4,684,320
3,040,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,164,032
2,745,000	University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,202,976
	Total Maine	$11,051,328
	Maryland - 2.7%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	$ 557,100
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	247,600
6,165,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/45 (CNTY GTD Insured)	6,380,590
6,000,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	6,198,900
5,175,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/35 (CNTY GTD Insured)	5,404,097
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/37 (CNTY GTD Insured)	5,362,699
3,880,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/43 (CNTY GTD Insured)	4,133,868
3,735,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/44 (CNTY GTD Insured)	3,973,405
	Total Maryland	$32,258,259
	Massachusetts - 21.4%
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/37	$3,920,939
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/38	3,911,076
1,475,000(e)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,546,714
1,520,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,608,966
1,565,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,655,989
1,055,000(e)	City of Beverly, 3.125%, 10/15/39	1,109,227
5,075,000(e)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	5,281,248
15,000,000(e)	Commonwealth of Massachusetts, 2.75%, 3/1/50	16,302,600
5,000,000(e)	Commonwealth of Massachusetts, 3.0%, 3/1/49	5,073,400
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,335,763
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,332,383
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,328,665
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,982,013
5,000,000(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	3,979,350
2,500,000	Massachusetts Development Finance Agency, 5.0%, 7/1/50 (AMBAC Insured)	3,827,800
3,000,000(g)	Massachusetts Development Finance Agency, 5.0%, 7/1/50 (AMBAC Insured)	3,877,080
4,200,000	Massachusetts Development Finance Agency, Agency Williams College, Series P, 5.0%, 7/1/43	4,607,316
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,751,400
1,000,000	Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	1,044,440
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	4,365,160
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.0%, 4/1/41	14,136,406
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.0%, 4/1/37	2,431,020

Principal Amount USD ($)		Value
	Massachusetts - (continued)
1,000,000(b)	Massachusetts Development Finance Agency, Foxborough Regional Charter School, Series A, 7.0%, 7/1/42	$1,015,400
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,587,500
18,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	27,666,277
5,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	5,364,050
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,344,960
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	426,696
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	531,825
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,090,280
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	498,798
2,700,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,884,059
8,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	9,099,120
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,558,250
400,000(b)	Massachusetts Development Finance Agency, Tufts Medical, Series I, 6.75%, 1/1/36	416,948
600,000(b)	Massachusetts Development Finance Agency, Tufts Medication Center, Series, 6.75%, 1/1/36	624,240
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	143,062
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	946,444
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42	9,897,228
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,400,998
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	1,018,015
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,201,870
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	600,480
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,588,525
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,314,325
2,335,000(b)	Massachusetts Health & Educational Facilities Authority, Massachusetts Eye And Ear Infirmary, Series C, 5.375%, 7/1/35	2,360,405
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	24,002,387
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,074,320
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,063,680
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,056,510
1,000,000	Massachusetts Port Authority, Series C, 5.0%, 7/1/33	1,149,790
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,506,846
1,600,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,760,192
1,150,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,258,433
1,635,000(e)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,795,868
1,305,000(e)	Town of Nantucket, 2.0%, 12/15/27	1,361,559
5,000,000(e)	Town of Natick, Municipal Purpose Loan, 4.0%, 7/15/37	5,609,500
1,955,000(e)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,981,393
2,000,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.0%, 5/1/31	2,114,180
1,535,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,622,065
1,265,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,339,939
3,500,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,724,140
4,160,000(e)	Town of Stoughton, Municipal Purpose Loan, 3.0%, 10/15/37	4,364,214
1,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,087,030
4,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,325,960
4,500,000(e)	Town of Wilmington, School, 4.0%, 3/15/37	4,709,565
2,500,000(b)	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,753,975
	Total Massachusetts	$251,650,256
	Michigan - 0.3%
2,870,000	Michigan Public Educational Facilities Authority, Limited Obligation-David Ellis-West Project, 5.875%, 6/1/37	$2,970,192
	Total Michigan	$2,970,192
	Minnesota - 1.9%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	$5,428,750
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	3,863,370
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	7,441,047
3,000,000(e)	State of Minnesota, Series B, 3.0%, 10/1/36	3,146,820
1,000,000	University of Minnesota, Series B, 4.0%, 1/1/29	1,090,370
860,000	University of Minnesota, Series B, 4.0%, 1/1/30	935,646
	Total Minnesota	$21,906,003
	Mississippi - 0.2%
2,750,000	County of Warren, International Paper Co., Series A, 5.8%, 5/1/34	$2,754,180
	Total Mississippi	$2,754,180

Principal Amount USD ($)		Value
	Missouri - 0.8%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,836,075
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,273,120
2,000,000	Missouri Development Finance Board, City of Independence-Annual Appropiation Sewer System, 5.25%, 11/1/42	2,216,900
	Total Missouri	$9,326,095
	Nebraska - 0.2%
2,000,000(b)	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.0%, 7/1/35	$2,209,420
	Total Nebraska	$2,209,420
	New Hampshire - 1.0%
4,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$4,097,640
7,850,000(b)	New Hampshire Health & Education Facilities Authority Act, Wentworth Douglas Hospital, Series A, 6.5%, 1/1/41	8,159,133
	Total New Hampshire	$12,256,773
	New Jersey - 0.4%
3,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/39	$3,113,850
1,640,000(e)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	1,689,151
	Total New Jersey	$4,803,001
	New York - 4.3%
1,745,000(e)	Massapequa Union Free School District, 2.0%, 10/1/32 (ST AID WITHHLDG Insured)	$1,678,830
1,785,000(e)	Massapequa Union Free School District, 2.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,705,300
5,030,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	5,176,222
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	15,308,700
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	6,128,433
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	5,054,535
1,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,145,530
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	4,935,677
5,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	5,158,550
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,778,250
2,925,000(e)	White Plains City School District, 2.0%, 5/15/28 (ST AID WITHHLDG Insured)	2,964,429
	Total New York	$51,034,456
	North Carolina - 2.6%
3,000,000	City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	$3,261,240
5,000,000	City of Fayetteville, Public Works Commission Revenue, 4.0%, 3/1/44	5,503,350
10,000,000	North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	11,458,700
9,615,000(e)	State of North Carolina, St. Public Improvement Connecourt, Series A, 3.0%, 6/1/35	10,231,225
	Total North Carolina	$30,454,515
	North Dakota - 0.4%
5,000,000	County of McLean, Great River Energy, Series B, 5.15%, 7/1/40	$5,045,150
	Total North Dakota	$5,045,150
	Ohio - 0.1%
800,000	County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	$ 803,048
	Total Ohio	$ 803,048
	Oklahoma - 0.2%
2,030,000	McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$2,173,562
	Total Oklahoma	$2,173,562
	Oregon - 2.3%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.0%, 6/15/29	$1,841,472
5,000,000(e)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH-BD GTY Insured)	5,568,100
3,000,000(e)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH-BD GTY Insured)	3,075,360
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH-BD GTY Insured)	1,562,540
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH-BD GTY Insured)	1,501,240
1,715,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH-BD GTY Insured)	1,235,280
2,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,364,080
1,500,000	Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,802,310
7,030,000(e)	State of Oregon, Series J, 5.0%, 8/1/42	8,443,171
	Total Oregon	$27,393,553
	Pennsylvania - 5.5%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 868,593
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	182,966
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,205,729
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,926,746
5,385,000	Pennsylvania Higher Educational Facilities Authority, 3.0%, 8/15/47	5,288,931
605,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/44	683,608
2,500,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/48	2,811,675

Principal Amount USD ($)		Value
	Pennsylvania - (continued)
1,000,000(b)	Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43	$1,012,010
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,354,105
1,000,000	Pennsylvania Higher Educational Facilities Authority, University Properties, Inc., East Stroudsburg, 5.0%, 7/1/42	1,003,640
1,000,000	Pennsylvania Housing Finance Agency, 3.35%, 10/1/45	1,065,730
2,000,000	Pennsylvania Housing Finance Agency, 3.4%, 10/1/49	2,121,600
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,367,660
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	5,764,600
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/35	2,807,175
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/36	4,204,612
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/37	2,784,975
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 5.0%, 7/1/42	2,813,625
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	3,224,430
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,572,106
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	6,184,448
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,467,197
	Total Pennsylvania	$64,716,161
	Puerto Rico - 0.5%
7,000,000(e)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,147,500
	Total Puerto Rico	$4,147,500
	Rhode Island - 1.1%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	$5,742,048
3,750,000(g)	Tender Option Bond Trust Receipts/Certificates, Series 2019-XM0721, 0.0%, 9/1/47 (144A)	5,400,000
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	1,774,600
	Total Rhode Island	$12,916,648
	South Carolina - 1.1%
5,000,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$5,727,500
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	1,062,440
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	5,883,783
	Total South Carolina	$12,673,723
	Texas - 9.5%
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$3,130,532
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,571,030
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,445,380
2,500,000(b)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,610,525
2,500,000	Central Texas Turnpike System, 3.0%, 8/15/40	2,581,125
5,000,000	City of Austin TX Airport System Revenue, 5.0%, 11/15/49	5,842,800
3,790,000(e)	County of Williamson TX, 2.375%, 2/15/37	3,690,323
80,000(e)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	83,940
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	1,037,640
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	515,160
5,000,000(e)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,364,500
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	2,035,440
2,000,000	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	2,088,180
4,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,579,800
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,667,000
1,995,000	Texas Department of Housing & Community Affairs, Series A, 3.5%, 7/1/34 (GNMA/FNMA Insured)	2,185,961
2,495,000	Texas Department of Housing & Community Affairs, Series A, 3.8%, 7/1/39 (GNMA/FNMA Insured)	2,722,669
10,410,000	Texas Private Activity Bond Surface Transportation Corp., Senior Lien-LBJ Infrastructure, 7.0%, 6/30/40	10,483,287
5,000,000	Texas Water Development Board, 4.0%, 10/15/44	5,818,950
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.0%, 4/15/48	5,568,750
5,000,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	6,075,400
20,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	31,254,000
	Total Texas	$112,352,392
	Utah - 2.2%
1,000,000	Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	$1,200,080
6,000,000(e)	State of Utah, 3.0%, 7/1/33	6,683,580
4,000,000(e)	State of Utah, 3.0%, 7/1/34	4,446,360
110,000	Utah Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20	110,453
13,110,000	Utah State University, 3.0%, 12/1/49	13,272,564
	Total Utah	$25,713,037
	Virginia - 4.1%
3,000,000(e)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,093,660
2,425,000(e)	City of Lynchburg VA, 2.375%, 8/1/39	2,313,595

Principal Amount USD ($)		Value
	Virginia - (continued)
2,505,000(e)	City of Lynchburg VA, 2.375%, 8/1/40	$2,371,809
1,170,000(e)	City of Manassas, 2.0%, 7/1/31(ST AID WITHHLDG Insured)	1,145,629
5,000,000(e)	City of Richmond VA, 3.0%, 7/15/35 (ST AID WITHHLDG Insured)	5,343,300
1,500,000(e)	County of Arlington, 4.0%, 8/15/35	1,700,400
18,490,000	Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,143,313
7,075,000	University of Virginia, Series A, 5.0%, 4/1/42	8,495,448
5,000,000	Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	5,249,750
	Total Virginia	$47,856,904
	Washington - 5.1%
23,025,000	Central Puget Sound Regional Transit Authority, Series S-1, 5.0%, 11/1/46	$33,301,057
10,250,000	City of Seattle, Municipal Light & Power Revenue Improvement, Series A, 4.0%, 1/1/48	11,266,595
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD Insured)	10,036,200
3,000,000(e)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH-BD GTY Insured)	3,336,240
1,500,000	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,617,705
	Total Washington	$59,557,797
	TOTAL MUNICIPAL BONDS
	(Cost $1,063,692,772)	$1,132,120,609

Shares		Value
	CLAIM - 0.0%† of Net Assets
200(h)	CMS Liquidating Trust	$ 500,000
	TOTAL CLAIM
	(Cost $640,000)	$ 500,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.3%
	(Cost $1,064,332,772)	$1,132,620,609
	OTHER ASSETS AND LIABILITIES - 3.7%	$43,847,958
	NET ASSETS - 100.0%	$1,176,468,567

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2020, the value of these securities amounted to $11,343,826, or 1.0% of net assets.

†	Amount rounds to less than 0.1%.
AGC	Assured Guaranty Corp.
AGM	Assured Guarantee Municipal
AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee
SCH-BD GTY	School Board Guarantee
ST AID WITHHDG	State Aid Withholding
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Escrow to maturity.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2020.
(h)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,132,120,609	$–	$1,132,120,609
Claim	–	500,000	–	500,000
Total Investments in Securities	$–	$1,132,620,609	$–	$1,132,620,609

During the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.